Revenues and Net Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Revenues

(€‘000)	For the year ended 31 December,
	2019	2018	2017
Out-licensing revenue	—	2.399	3.505
C-CathEZ sales	6	—	35
Other revenue	0	716	—

Total	6	3.115	3.540

Summary of Other Operating Income and Expenses

(€‘000)	For the year ended 31 December,
	2019	2018	2017
Remeasurement of contingent consideration	—	5,604	—
Clinical Development milestone payment	36	1,372	—
Remeasurement of RCA’s	120	998	—
Fair value adjustment on securities	—	182	—
Other	35	243	41

Total Other Expenses	191	8,399	41

(€‘000)	For the year ended 31 December,
	2019	2018	2017
Grant income (RCA’s)	1,508	768	824
Grant income (Other)	1,788	—	56
Remeasurement of RCA’s	—	—	396
Fair value adjustment on securities	182	—	—
Remeasurement of contingent consideration	433	—	193
R&D tax credit	1,560	310	1,161
Other	102	—	—

Total Other Income	5,572	1,078	2,630